UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21863

Claymore/Raymond James SB-1 Equity Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso

2455 Corporate West Drive

Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Claymore/Raymond James SB-1 Equity Fund

Portfolio of Investments

November 30, 2006 (unaudited)

Number of Shares		Value
	Long-Term Investments - 100.0%
	Common Stocks - 91.1%
	Consumer Discretionary - 11.6%
14,900	Culp, Inc. (a)	$73,457
52,900	Ethan Allen Interiors, Inc.	1,876,892
102,700	Furniture Brands International, Inc.	1,768,494
61,000	Hilton Hotels Corp.	2,002,630
142,900	La-Z-Boy, Inc.	1,683,362
77,300	Leggett & Platt, Inc.	1,838,194
62,200	Lowe’s Cos., Inc.	1,875,952
72,400	MarineMax, Inc. (a)	1,944,664
63,300	Newell Rubbermaid, Inc.	1,803,417
42,200	Polaris Industries, Inc.	1,899,844
200,700	Service Corporation International	1,980,909
84,100	Stanley Furniture Co., Inc.	1,852,723
31,000	Starwood Hotels & Resorts	1,989,270
44,200	Steiner Leisure Ltd. (Bahamas) (a)	1,980,160
21,300	Whirlpool Corp.	1,816,890

		26,386,858

	Consumer Staples - 0.8%
67,100	CVS Corp.	1,930,467

	Energy - 25.7%
58,300	B.J. Services Co.	1,968,791
27,400	Baker Hughes, Inc.	2,011,982
80,600	Basic Energy Services, Inc. (a)	2,036,762
124,900	Bois D’Arc Energy, Inc. (a)	1,898,480
106,500	Bronco Drilling Co., Inc. (a)	2,057,580
56,900	Chesapeake Energy Corp.	1,936,307
73,200	CNX Gas Corp. (a)	2,034,960
63,800	Comstock Resources, Inc. (a)	1,947,176
55,700	CONSOL Energy, Inc.	2,044,747
69,900	Delta Petroleum Corp. (a)	2,112,378
179,900	GeoMet, Inc. (a)	1,881,754
46,500	Goodrich Petroleum Corp. (a)	2,044,140
46,200	Grant Prideco, Inc. (a)	2,024,484
266,200	Grey Wolf, Inc. (a)	1,884,696
61,500	Helix Energy Solutions Group (a)	2,261,970
33,100	Lufkin Industries, Inc.	1,936,350
60,600	Nabors Industries Ltd. (Bermuda) (a)	2,045,856
31,000	National-Oilwell Varco, Inc. (a)	2,061,810
41,000	Newfield Exploration Co. (a)	2,040,570
39,400	Occidental Petroleum Corp.	1,983,396
75,000	Patterson-UTI Energy, Inc.	2,078,250
154,600	Petrohawk Energy Corp. (a)	2,005,162
140,800	Pioneer Drilling Co. (a)	2,038,784
66,800	Range Resources Corp.	2,076,812
52,500	Todco - Class A (a)	2,100,525
37,300	Ultra Petroleum Corp. (a)	2,010,470
38,000	Unit Corp. (a)	1,939,140
84,100	VeraSun Energy Corp. (a)	2,126,889
41,000	XTO Energy, Inc.	2,074,600

		58,664,821

	Financials - 14.5%
29,400	Allstate Corp.	1,866,312
142,000	American Equity Investment Life Holding Co.	1,846,000
55,300	Argonaut Group, Inc. (a)	1,873,564
63,400	BioMed Realty Trust, Inc. - REIT	1,914,680
24,800	Capital One Financial Corp.	1,931,424
35,900	Chubb Corp.	1,858,184
60,700	CoBiz, Inc.	1,407,633
46,900	Countrywide Financial Corp.	1,862,868
77,400	E*TRADE Financial Corp. (a)	1,863,018
71,200	First State Bancorporation	1,819,872
63,400	HCC Insurance Holdings, Inc.	1,914,046
47,400	Investment Technology Group, Inc. (a)	1,777,500
40,000	Marshall & Ilsley Corp.	1,831,600
40,906	Mercantile Bank Corp.	1,564,245
19,335	Nexity Financial Corp. (a)	238,981
62,800	OptionsXpress Holdings, Inc.	1,810,524
112,900	TD Ameritrade Holding Corp.	1,982,524
55,300	U.S. Bancorp	1,860,292
58,600	United Community Banks, Inc.	1,953,138

		33,176,405

	Health Care - 9.0%
44,400	Amedisys, Inc. (a)	1,739,148
107,700	American Medical System Holdings, Inc. (a)	1,853,517
94,400	Bradley Pharmaceuticals, Inc. (a)	1,988,064
30,600	Covance, Inc. (a)	1,832,022
35,200	DaVita, Inc. (a)	1,872,992
86,700	Eclipsys Corp. (a)	1,835,439
55,200	LifePoint Hospitals, Inc. (a)	1,915,992
38,500	Medco Health Solutions, Inc. (a)	1,933,085
41,600	Merck & Co., Inc.	1,851,616
52,000	Psychiatric Solutions, Inc. (a)	1,892,280
85,100	Schering-Plough Corp.	1,873,051

		20,587,206

	Industrials - 5.7%
41,500	Copa Holdings SA - Class A (Panama)	1,765,825
91,100	Covanta Holding Corp. (a)	2,011,488
23,300	Harsco Corp.	1,818,099
86,000	J.B. Hunt Transport Services, Inc.	1,882,540
40,700	Landstar System, Inc.	1,833,128
62,400	Pacer International, Inc.	1,868,880
42,400	Republic Services, Inc.	1,758,752

		12,938,712

	Information Technology - 18.0%
137,200	ADC Telecommunications, Inc. (a)	1,891,988
29,100	Alliance Data Systems Corp. (a)	1,883,061
49,400	Amdocs Ltd. (Guernsey) (a)	1,904,370
789,400	Art Technology Group, Inc. (a)	1,862,984
37,600	Automatic Data Processing, Inc.	1,813,448
936,500	Avanex Corp. (a)	1,863,635
70,400	Benchmark Electronics, Inc. (a)	1,710,016
194,800	Celestica, Inc. (Canada) (a)	1,778,524
48,200	CheckFree Corp. (a)	2,015,242
70,000	Cisco Systems, Inc. (a)	1,881,600
753,400	Concurrent Computer Corp. (a)	1,408,858
44,700	Harris Corp.	1,882,317
113,600	Identity Solutions, Inc. (a)	1,903,936
107,100	Interactive Intelligence, Inc. (a)	1,876,392
64,600	Jabil Circuit, Inc.	1,832,056
158,600	KVH Industries, Inc. (a)	1,823,900
83,900	Motorola, Inc.	1,860,063
182,100	Nuance Communications, Inc. (a)	1,866,525
190,600	Opsware, Inc. (a)	1,669,656
250,100	RF Micro Devices, Inc. (a)	1,928,271
25,900	Rogers Corp. (a)	1,799,532
232,900	SpectraLink Corp.	1,891,148
77,300	Ulticom, Inc. (a)	801,601

		41,149,123

	Telecommunication Services - 5.8%
49,800	American Tower Corp. - Class A (a)	1,885,926
57,200	Cbeyond, Inc. (a)	1,879,592
220,200	Dobson Communications Corp. - Class A (a)	1,904,730
119,000	NTELOS Holdings Corp. (a)	1,870,680
68,000	SBA Communications Corp. - Class A (a)	1,929,160
94,400	Sprint Nextel Corp.	1,841,744
221,000	US LEC Corp. - Class A (a)	1,863,030

		13,174,862

	Total Common Stocks - 91.1% (Cost $195,316,895)	208,008,454

	Master Limited Partnerships - 8.9%
	Energy - 8.9%
62,500	Boardwalk Pipeline Partners, L.P.	1,865,625
65,300	Energy Transfer Equity, L.P.	1,896,312
35,500	Energy Transfer Partners, L.P.	1,938,300
65,200	Enterprise Products Partners, L.P.	1,843,856
70,400	EV Energy Partners, L.P. (a)	1,533,312
75,800	Highland Holdings Group, L.P.	1,800,250
64,000	Inergy, L.P.	1,895,040
84,100	Magellan Midstream Holdings, L.P.	1,878,794
48,800	Magellan Midstream Partners, L.P.	1,889,048
58,800	Teekay LNG Partners, L.P. (Marshall Island)	1,856,316
47,100	Williams Partners L.P.	1,821,828

	(Cost $17,932,453)	20,218,681

	Total Long-Term Investments - 100.0% (Cost $213,249,348)	228,227,135

Principal Value
	Short-Term Investments - 0.1%
	U.S. Government and Agency Securities - 0.1%
285,000	Federal Home Loan Bank Discount Note, maturing 12/1/06, yielding 5.08%	285,000

	(Cost $285,000)

	Total Investments - 100.1%
	(Cost $213,534,348)	228,512,135
	Liabilities in excess of Other Assets - (0.1%)	(103,609)

	Net Assets - 100.0%	$228,408,526

L.P.	Limited Partnership
REIT	Real Estate Investment Trust
(a)	Non-income producing security.

Country Allocation*
United States	95.0%
Bermuda	0.9%
Bahamas	0.9%
Guernsey	0.8%
Marshall Island	0.8%
Canada	0.8%
Panama	0.8%

*	Subject to change daily and percentages are based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2006.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore/Raymond James SB-1 Equity Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	January 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	January 25, 2007

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	January 25, 2007